Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax interest and penalties	$ 0.2	$ 0.1	$ 0.1
Income tax accrued and penalties	$ 0.3	$ 0.1